Revenues - Schedule of Net Revenues by Contract Type (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Oct. 22, 2020	Dec. 31, 2019	Dec. 31, 2018
Successor
Disaggregation of Revenue [Line Items]
Net revenues	$ 40,219	$ 7,802	$ 9,183	$ 31,552	$ 112,100
Predecessor
Disaggregation of Revenue [Line Items]
Net revenues		17,899				$ 55,093	$ 59,765	$ 73,626	$ 49,439
Firms fixed price [Member] | Successor
Disaggregation of Revenue [Line Items]
Net revenues	17,340	3,922	4,070	6,938	32,260
Firms fixed price [Member] | Predecessor
Disaggregation of Revenue [Line Items]
Net revenues		639				1,883	2,216	3,753	3,265
Time and materials [Member] | Successor
Disaggregation of Revenue [Line Items]
Net revenues	$ 22,879	3,880	$ 5,113	$ 24,614	$ 79,840
Time and materials [Member] | Predecessor
Disaggregation of Revenue [Line Items]
Net revenues		$ 17,260				$ 53,210	$ 57,549	$ 69,873	$ 46,174